JUDICIAL DEPOSITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Judicial deposits transactions

As set forth by relevant legislation, judicial deposits are adjusted for inflation.

	06/30/2018	12/31/2017
Civil	6,375,856	6,948,344
Tax	2,804,903	2,660,132
Labor	1,306,633	1,637,668
Subtotal	10,487,392	11,246,144
Provision for losses (i)	(1,026,965)	(1,933,034)
Total	9,460,427	9,313,110
Current	1,508,271	1,023,348
Non-current	7,952,156	8,289,762

(i)

The Company performed a reconciliation of the judicial deposits and as a result of that reconciliation the Company recognized a write off in prior years and also recorded this provision for estimated losses for the judicial deposits that was estimated based on external information available (bank statements received from the depositaries and/or information obtained on the State Judicial Court’s website) and internal information available (internal systems). In 2018, this provision for estimated losses for the judicial deposits are in the process of reconciliation with the obtained statements.

As set forth by relevant legislation, judicial deposits are adjusted for inflation.

	2017	2016
Civil	6,948,344	6,949,458
Tax	2,660,132	2,664,038
Labor	1,637,668	1,641,591

Subtotal	11,246,144	11,255,087

Provision for losses (i)	(1,933,034)	(1,889,563)

Total	9,313,110	9,365,524

Current	1,023,348	977,550
Non-current	8,289,762	8,387,974

(i)

As mentioned in Note 2, during 2017 the Company performed a reconciliation of the judicial deposits and as a result of that reconciliation the Company recognized a write off in prior years and also recorded this provision for estimated losses for the judicial deposits that was estimated based on external information available (bank statements received from the depositaries and/or information obtained on the State Judicial Court’s website) and internal information available (internal systems).